Stock-based Compensation (Details Narrative) - USD ($)	3 Months Ended			12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Oct. 15, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock options granted	0			0	0
Stock options excercised	0
Stock-based compensation expense	$ 3,000	$ 8,000		$ 25,000	$ 511,000
Fair value of common stock, granted	$ 49.99
Eos SENOLYTIXS Inc [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation expense	$ 7,455	$ 86	$ 10	$ 345
Purchase of options granted shares		23,529		41,175
Number of options vested	129,412	505,000		505,000
Options vested term				4 years
Share based compensation description		Upon the closing of either a Qualified Financing or Validating event, 25% of the grants will vest immediately and the remaining shares will vest ratably over the following 36 months. No compensation expense related to these options was recognized during the three months ended March 31, 2026 or 2025 because the performance condition was not considered probable of achievement as of March 31, 2026 or March 31, 2025. The remaining 23,529 options granted during the three months ended March 31, 2025 will vest over a period of four years		Upon the closing of either a Qualified Financing or Validating event, 25% of the grants will vest immediately and the remaining shares will vest ratably over the following 36 months. No compensation expense related to these options was recognized during the year ended December 31, 2025 as the closing of either event was not considered probable for accounting purposes as of December 31, 2025. Of the remaining 41,175 options granted during the year ended December 31, 2025, 23,529 options will vest over four years, and 17,646 options will vest over twelve months. Vesting for the 17,646 options will be accelerated if the Company closes on certain transactions valued at $5 million (50% vesting) and $10 million (100% vesting).
Unrecognized stock-based compensation expense	$ 520,352		$ 1,368	$ 6,410
Remaining weighted-average vesting period	2 years 6 months		4 years	2 years 1 month 6 days
Options strike price	$ 0.01			$ 0.01
Options vested	35,292
Options vested term	4 years	4 years
Weighted average grant-date fair value of options, granted	$ 3.17	$ 0.01
Fair value of common stock, granted	$ 0.01
Eos SENOLYTIXS Inc [Member] | Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock options granted	164,704		137,815	546,175
Stock options excercised
Number of options vested	848,694			683,990
Vested and expected to vest, exercisable	$ 0.72		$ 0.01	$ 0.01	$ 0.01
Options vested term	9 years 25 days			9 years 1 month 20 days
Options exercise price	$ 17.00	$ 0.01
Fair value of common stock, granted	$ 0.01			$ 0.01
Eos SENOLYTIXS Inc [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options vested				23,529
Vesting period		4 years		4 years
Eos SENOLYTIXS Inc [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options vested				17,646
Vesting period				12 months
Options vested accelerated				17,646
Eos SENOLYTIXS Inc [Member] | Employees, Directors and Consultants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation expense	$ 7,455	$ 86	$ 10	$ 345
Purchase of options granted shares	164,704	528,529	137,815	546,175
Share granted fair value	$ 521,322	$ 5,285	$ 1,378	$ 5,462
2024 Equity Incentive Plan [Member] | Eos SENOLYTIXS Inc [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total number of securities reserved for issuance						882,353